Transactions with Related Parties - Additional Information (Details)	12 Months Ended		36 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2019 USD ($) Loan
Related Party Transaction [Line Items]
Notes payable outstanding amount due	$ 9,414,000
Outstanding obligation for preference shares		$ 1,339,000	$ 1,339,000
Esse Effe | Consulting Services
Related Party Transaction [Line Items]
Cost incurred for related party services	0	118,000
Outstanding amount due	0	35,000	35,000
Studio Legale Chiomenti | Legal Services
Related Party Transaction [Line Items]
Cost incurred for related party services	694,000	204,000
Directors and Executive Managers
Related Party Transaction [Line Items]
Outstanding amount of loans granted	22,000	67,000	67,000
Number of loans granted | Loan				2
Number of loans reimbursed | Loan				1
Loan reimbursement				$ 36,000
Interest income earned	600	700
Executive Managers
Related Party Transaction [Line Items]
Outstanding obligation for preference shares	1,800,000
Executive Managers, Relating to Preference Shares
Related Party Transaction [Line Items]
Compensation expense for related party	360,000
Esse Effe and Maya
Related Party Transaction [Line Items]
Notes payable outstanding amount due	15,000,000
Sponsor and Gig Founders, LLC
Related Party Transaction [Line Items]
Notes payable outstanding amount due	1,900,000
Alessandra Levy | Kaleyra S.p.A
Related Party Transaction [Line Items]
Cost incurred for related party services	239,000		638,000
Cumulative value for service contracts		481,000
Remuneration paid for obtaining service contracts	0
Accrued Interest | Esse Effe and Maya
Related Party Transaction [Line Items]
Notes payable outstanding amount due	43,000	0	0
Accrued Interest | Sponsor and Gig Founders, LLC
Related Party Transaction [Line Items]
Notes payable outstanding amount due	$ 5,000	$ 0	$ 0